Investments - Schedule of Measurements of Fair Value of Assets and Liabilities (Details) - BRL (R$) R$ in Millions			12 Months Ended
	Dec. 19, 2025	Dec. 02, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Bargain purchase gain (negative goodwill)			R$ (12)
Carrying amount of the previously held 49% interest			3,060	3,221
Gain from remeasurement of previous participation (note 9)			R$ 62
C E M I G Sim [Member] | Photovoltaic Plants [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%	R$ 46	R$ 106
Fair value uplift on net assets	41	104
Fair value of net assets acquired	87	210
Fair value of the previously held 49% equity interest	20	104
Bargain purchase gain (negative goodwill)	(11)	(2)
Total amount of consideration transferred	56	105
Carrying amount of the previously held 49% interest	20	50
Gain from remeasurement of previous participation (note 9)	12	54
Total value of the consideration	8
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Brasilandia [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%		29
Fair value uplift on net assets		28
Fair value of net assets acquired		57
Fair value of the previously held 49% equity interest		28
Bargain purchase gain (negative goodwill)
Total amount of consideration transferred		29
Carrying amount of the previously held 49% interest		14
Gain from remeasurement of previous participation (note 9)		14
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Lagoa Grande [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%		28
Fair value uplift on net assets		28
Fair value of net assets acquired		56
Fair value of the previously held 49% equity interest		28
Bargain purchase gain (negative goodwill)		(1)
Total amount of consideration transferred		28
Carrying amount of the previously held 49% interest		14
Gain from remeasurement of previous participation (note 9)		14
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Mato Verde [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%		13
Fair value uplift on net assets		14
Fair value of net assets acquired		27
Fair value of the previously held 49% equity interest		13
Bargain purchase gain (negative goodwill)
Total amount of consideration transferred		14
Carrying amount of the previously held 49% interest		6
Gain from remeasurement of previous participation (note 9)		7
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Mirabela [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%		10
Fair value uplift on net assets		9
Fair value of net assets acquired		19
Fair value of the previously held 49% equity interest		10
Bargain purchase gain (negative goodwill)
Total amount of consideration transferred		9
Carrying amount of the previously held 49% interest		4
Gain from remeasurement of previous participation (note 9)		6
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Porteirinha I [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%		12
Fair value uplift on net assets		12
Fair value of net assets acquired		24
Fair value of the previously held 49% equity interest		12
Bargain purchase gain (negative goodwill)
Total amount of consideration transferred		12
Carrying amount of the previously held 49% interest		5
Gain from remeasurement of previous participation (note 9)		7
C E M I G Sim [Member] | Photovoltaic Plants [Member] | U F V Porteirinha I I [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%		14
Fair value uplift on net assets		13
Fair value of net assets acquired		27
Fair value of the previously held 49% equity interest		13
Bargain purchase gain (negative goodwill)		(1)
Total amount of consideration transferred		13
Carrying amount of the previously held 49% interest		7
Gain from remeasurement of previous participation (note 9)		R$ 6
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Hera Energia e Empreendimentos Imobiliários Ltda. (“Hera”) [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%	26
Fair value uplift on net assets	19
Fair value of net assets acquired	45
Fair value of the previously held 49% equity interest
Bargain purchase gain (negative goodwill)	(8)
Total amount of consideration transferred	38
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 1 SPE Empreendimentos e Energia S.A. (“Apolo 1”) [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%	10
Fair value uplift on net assets	11
Fair value of net assets acquired	21
Fair value of the previously held 49% equity interest	10
Bargain purchase gain (negative goodwill)	(1)
Total amount of consideration transferred	9
Carrying amount of the previously held 49% interest	10
Gain from remeasurement of previous participation (note 9)	6
Total value of the consideration	4
C E M I G Sim [Member] | Photovoltaic Plants [Member] | Apolo 2 SPE Empreendimentos e Energia S.A. (“Apolo 2”) [Member]
IfrsStatementLineItems [Line Items]
Equity value at 100%	10
Fair value uplift on net assets	11
Fair value of net assets acquired	21
Fair value of the previously held 49% equity interest	10
Bargain purchase gain (negative goodwill)	(2)
Total amount of consideration transferred	9
Carrying amount of the previously held 49% interest	10
Gain from remeasurement of previous participation (note 9)	6
Total value of the consideration	R$ 4